Investments - Narrative (Details) ¥ in Thousands					2 Months Ended	9 Months Ended		12 Months Ended
	Apr. 29, 2022 USD ($)	May 13, 2020 USD ($)	Sep. 28, 2011 USD ($)	Sep. 28, 2011 CNY (¥)	Apr. 04, 2021 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Revenue from contracts with customers								$ 18,871,000	$ 12,987,000
Gain on dilution								503,000
Impairment on equity method investments								0	0
Dividends from equity investments						$ 0		0	0
LanzaJet
Schedule of Equity Method Investments [Line Items]
Contribution of intellectual property		$ 15,000,000
Ownership percentage		37.50%			25.00%
Revenue from contracts with customers						1,620,000	$ 1,516,000	2,025,000	1,018,000
Deferred revenue						$ 8,734,000		$ 10,746,000	13,433,000
Profit amortization period						15 years		15 years
Contingent right to receive additional interest | shares					45,000,000
Equity method investments cost					$ 0
Gain on dilution					$ 503,000
Carrying value less than proportionate share of book value						$ 3,600,000		$ 3,100,000	3,800,000
LanzaJet | Intra-entity
Schedule of Equity Method Investments [Line Items]
Revenue from contracts with customers						$ (395,000)	(497,000)	$ 662,000	$ 549,000
SGLT
Schedule of Equity Method Investments [Line Items]
Contribution of intellectual property			$ 4,000,000	¥ 25,800
Ownership percentage	9.31%		30.00%	30.00%				10.01%	11.14%
Gain on dilution	$ 3,368,000						$ 3,014,000	$ 3,048,000	$ 3,811,000
SGLT | Intellectual Property
Schedule of Equity Method Investments [Line Items]
Contribution of intellectual property			$ 4,000,000	¥ 25,800